UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02556

Name of Fund: Merrill Lynch Ready Assets Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Merrill Lynch
Ready Assets Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O.
Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 – 09/30/2008

Item 1 – Schedule of Investments

Merrill Lynch Ready Assets Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Issue	(000)	Value

Certificates of Deposit - 1.4%

State Street Bank & Trust Co., 2.65%, 12/03/08	$ 10,000	$ 10,000,000
U.S. Bank, NA, 2.48%, 10/06/08	7,000	7,000,000
Wachovia Bank, NA, 3.001%, 8/04/09 (a)	29,150	29,150,000
Wells Fargo Bank, NA, 2.55%, 10/17/08	10,000	10,000,000
Wells Fargo Bank, NA, 2.65%, 12/19/08	12,000	12,000,000

Total Certificates of Deposit		68,150,000

Certificates of Deposit - Yankee - 26.2%

BNP Paribas, NY, 2.63%, 10/02/08	43,120	43,120,000
BNP Paribas, NY, 2.95%, 10/28/08	25,000	25,000,000
BNP Paribas, NY, 2.85%, 12/04/08	10,000	10,000,000
BNP Paribas, NY, 2.845%, 12/08/08	47,185	47,185,000
BNP Paribas, NY, 3.05%, 1/15/09	25,000	25,000,000
BNP Paribas, NY, 3.12%, 2/20/09	50,000	50,000,000
Banco Bilbao Vizcaya Argentaria SA, NY, 3%, 10/24/08	50,400	50,400,000
Banco Bilbao Vizcaya Argentaria SA, NY, 3.185%, 12/24/08	25,000	25,000,000
Bank of Montreal, Chicago, 2.903%, 11/10/08 (a)	46,175	46,175,000
Bank of Scotland Plc, NY, 2.68%, 10/02/08	25,635	25,635,000
Bank of Scotland Plc, NY, 2.72%, 10/02/08	24,655	24,655,000
Barclays Bank Plc, NY, 2.85%, 10/01/08	75,000	75,000,000
Barclays Bank Plc, NY, 2.75%, 11/21/08	75,000	75,000,000
Barclays Bank Plc, NY, 2.81%, 12/09/08	48,000	48,000,000
DNB NOR Bank ASA, NY, 2.84%, 12/05/08	9,100	9,100,000
DNB NOR Bank ASA, NY, 3.10%, 12/23/08	46,000	46,000,000
Deutsche Bank, NY, 3.414%, 1/21/09 (a)	38,390	38,390,000
Nordea Bank Finland Plc, NY, 2.65%, 10/15/08	9,000	9,000,000
Nordea Bank Finland Plc, NY, 4.82%, 10/17/08	53,815	53,815,228
Rabobank Nederland NV, NY, 3.01%, 2/19/09	27,250	27,250,000
Royal Bank of Scotland, NY, 2.68%, 10/02/08	48,040	48,040,000
Royal Bank of Scotland, NY, 2.80%, 11/20/08	25,000	25,000,000
Royal Bank of Scotland, NY, 3.14%, 3/09/09	65,000	65,000,000
SanPaolo IMI SPA, NY, 2.77%, 10/03/08	93,000	93,000,000
SanPaolo IMI SPA, NY, 2.86%, 12/04/08	24,030	24,030,000
SanPaolo IMI SPA, NY, 2.86%, 12/05/08	26,000	26,000,000
Societe Generale, NY, 2.915%, 11/14/08	45,000	45,000,271
Societe Generale, NY, 2.92%, 12/05/08	42,000	42,000,000
Societe Generale, NY, 3.18%, 12/23/08	29,000	29,000,658
Svenska Handelsbanken AB, NY, 2.61%, 10/01/08	32,795	32,795,000
Toronto-Dominion Bank, NY, 2.83%, 12/05/08	13,250	13,250,000
Toronto-Dominion Bank, NY, 3%, 12/16/08	7,000	7,000,000
Toronto-Dominion Bank, NY, 3.11%, 12/30/08	25,000	25,000,000
Toronto-Dominion Bank, NY, 3.03%, 2/11/09	12,250	12,250,000
UBS AG, Stamford 2.86%, 12/16/08	62,000	62,000,000

Total Certificates of Deposit - Yankee		1,303,091,157

Merrill Lynch Ready Assets Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Issue	(000)	Value

Commercial Paper (b) - 49.9%

APRECO, LLC, 2.85%, 10/02/08	$ 18,800	$ 18,798,512
Amstel Funding Corp., 2.72%, 10/07/08	20,000	19,990,933
Amstel Funding Corp., 2.75%, 10/10/08	10,000	9,993,125
Amsterdam Funding Corp., 2.70%, 10/02/08	5,000	4,999,625
Atlantic Asset Securitization Corp., 5%, 10/01/08	15,000	15,000,000
Atlantis One Funding Corp., 2.81%, 10/10/08	22,000	21,984,545
Atlantis One Funding Corp., 2.76%, 10/23/08	17,000	16,971,327
BNP Paribas Finance, Inc., 2.755%, 12/09/08	40,000	39,788,783
Bank of America Corp., 2.912%, 12/16/08	21,025	20,895,748
Bank of America Corp., 2.955%, 12/31/08	25,000	24,813,260
Bank of America Corp., 2.96%, 3/12/09	55,000	54,267,400
Bryant Park Funding LLC, 2.76%, 10/14/08	9,376	9,366,655
CAFCO, LLC, 2.76%, 10/15/08	35,000	34,962,433
CAFCO, LLC, 2.80%, 11/03/08	15,000	14,961,500
CAFCO, LLC, 2.76%, 11/05/08	15,000	14,959,750
CHARTA, LLC, 2.76%, 10/16/08	45,000	44,948,250
CHARTA, LLC, 2.81%, 11/04/08	15,000	14,960,192
Ciesco, LLC, 2.75%, 10/10/08	30,000	29,979,375
Ciesco, LLC, 4.10%, 10/20/08	6,000	5,987,017
Ciesco, LLC, 2.78%, 11/03/08	20,000	19,949,033
Citigroup Funding Inc., 2.94%, 10/02/08	30,000	29,997,550
Citigroup Funding Inc., 2.90%, 10/27/08	15,000	14,968,583
Citigroup Funding Inc., 2.90%, 11/04/08	20,000	19,945,222
Citigroup Funding Inc., 2.93%, 11/07/08	25,000	24,924,715
Citigroup Funding Inc., 2.86%, 11/18/08	50,000	49,809,333
Clipper Receivables Co. LLC, 2.95%, 10/14/08	3,000	2,996,804
Clipper Receivables Co. LLC, 2.87%, 10/23/08	22,000	21,961,414
Dexia Delaware LLC, 2.79%, 10/10/08	58,000	57,959,545
Dexia Delaware LLC, 2.80%, 10/15/08	25,000	24,972,778
Dexia Delaware LLC, 2.805%, 10/20/08	45,000	44,933,381
Dexia Delaware LLC, 2.81%, 10/22/08	23,000	22,962,299
Dexia Delaware LLC, 2.775%, 12/10/08	41,000	40,778,771
Enterprise Funding LLC, 2.80%, 10/02/08	33,152	33,149,421
Enterprise Funding LLC, 2.74%, 10/24/08	15,000	14,973,742
Erasmus Capital Corp., 2.67%, 10/01/08	44,000	44,000,000
Falcon Asset Securitization Co. LLC, 5.50%, 10/01/08	176,000	176,000,000
General Electric Capital Services, 2.60%, 10/14/08	7,500	7,492,958
General Electric Capital Services, 2.63%, 10/20/08	10,000	9,986,119
ING America Insurance Holdings, Inc., 5%, 10/01/08	5,541	5,541,000
ING America Insurance Holdings, Inc., 3.50%, 10/06/08	9,000	8,995,625
ING America Insurance Holdings, Inc., 2.72%, 10/10/08	13,000	12,991,160
ING US Funding LLC, 2.69%, 10/09/08	25,000	24,985,056
ING US Funding LLC, 2.705%, 12/04/08	21,000	20,899,013
JPMorgan Chase & Co., 2.45%, 10/01/08	30,000	30,000,000
JPMorgan Chase & Co., 2.50%, 10/14/08	7,000	6,993,681

Merrill Lynch Ready Assets Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Issue	(000)	Value

JPMorgan Chase & Co., 2.70%, 12/02/08	$ 57,000	$ 56,734,950
JPMorgan Chase & Co., 2.62%, 12/03/08	13,000	12,940,395
JPMorgan Chase & Co., 2.91%, 1/06/09	11,000	10,913,751
KBC Financial Products International Ltd., 6.25%, 10/01/08	20,000	20,000,000
Old Line Funding, LLC, 2.79%, 10/08/08	25,000	24,986,438
Old Line Funding, LLC, 2.82%, 10/10/08	27,673	27,653,491
Old Line Funding, LLC, 2.79%, 10/17/08	50,000	49,938,000
Old Line Funding, LLC, 2.77%, 10/21/08	50,000	49,923,056
Old Line Funding, LLC, 2.79%, 11/03/08	20,000	19,948,850
Park Avenue Receivables Co. LLC, 5.50%, 10/01/08	121,515	121,515,000
Picaros Funding LLC, 2.55%, 10/07/08	4,000	3,998,300
Prudential Funding LLC, 2.45%, 10/07/08	10,000	9,995,917
Prudential Funding LLC, 2.40%, 10/16/08	6,000	5,994,000
Raiffeisen Zentralbank Oesterreich AG, 2.59%, 10/03/08	48,000	47,992,668
Raiffeisen Zentralbank Oesterreich AG, 2.95%, 10/03/08	35,000	34,994,689
Raiffeisen Zentralbank Oesterreich AG, 2.88%, 10/21/08	30,720	30,670,848
Raiffeisen Zentralbank Oesterreich AG, 2.82%, 12/09/08	30,000	29,837,850
Regency Markets No. 1 LLC, 2.85%, 10/10/08	57,842	57,800,788
SanPaolo IMI U.S. Financial Co., 2.77%, 10/20/08	65,000	64,904,974
Societe Generale North America Inc., 2.815%, 10/22/08	75,000	74,876,844
Solitaire Funding LLC, 2.60%, 10/08/08	13,000	12,993,428
Solitaire Funding LLC, 2.60%, 10/10/08	50,000	49,967,500
State Street Corp., 2.63%, 12/09/08	12,000	11,939,510
Ticonderoga Funding LLC, 2.70%, 10/02/08	7,000	6,999,475
Ticonderoga Funding LLC, 2.75%, 10/20/08	10,500	10,484,760
Tulip Funding Corp., 5.65%, 10/06/08	41,000	40,967,826
UBS Finance (Delaware), LLC, 2.62%, 10/20/08	8,000	7,988,938
UBS Finance (Delaware), LLC, 2.835%, 12/08/08	23,000	22,876,835
Westpac Banking Corp., 2.71%, 10/03/08	95,000	94,985,697
Westpac Banking Corp., 2.70%, 10/09/08	53,000	52,968,200
Windmill Funding Corp., 2.79%, 10/20/08	11,000	10,983,803
Windmill Funding Corp., 2.78%, 10/24/08	44,000	43,921,851
Windmill Funding Corp., 3.75%, 10/27/08	73,000	72,802,292
Windmill Funding Corp., 2.80%, 11/05/08	19,000	18,948,278
Yorktown Capital, LLC, 2.73%, 10/20/08	50,000	49,927,958
Yorktown Capital, LLC, 2.74%, 11/03/08	22,253	22,197,108

Total Commercial Paper		2,476,369,901

Corporate Notes - 3.7%

Bank of Montreal, Chicago, 2.988%, 10/05/09 (a)(c)	43,950	43,950,000
HSBC USA Inc., 3.188%, 8/14/09 (a)	8,070	8,070,000
ING Bank NV, 3.132%, 8/24/09 (a)	26,100	26,100,000
ING USA Global Funding Trust VI, 3.514%, 7/19/09 (a)	12,970	12,970,000
Lloyd's TSB Group Plc, 3.102%, 8/07/09 (a)(c)	35,000	35,000,000
MetLife Global Funding, Inc., 2.537%, 10/06/08 (a)(c)	16,500	16,500,000
Nordea Bank AB, 3.149%, 10/24/09 (a)(c)	32,550	32,550,000

Merrill Lynch Ready Assets Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Issue	(000)	Value

Westpac Banking Corp., 2.878%, 10/10/08 (a)	$ 11,000	$ 11,000,000

Total Corporate Notes		186,140,000

Funding Agreements - 4.0%

Genworth Life Insurance Co., 2.646%, 12/01/08 (a)(d)	20,000	20,000,000
Genworth Life Insurance Co., 2.917%, 10/13/09 (a)(d)	25,000	25,000,000
Jackson National Life Insurance Co., 2.986%, 5/01/09 (a)(d)	86,000	86,000,000
Metropolitan Life Insurance Co., 2.686%, 4/01/09 (a)(d)	20,000	20,000,000
New York Life Insurance Co., 2.998%, 4/13/09 (a)(d)	48,830	48,830,000

Total Funding Agreements		199,830,000

U.S. Government Agency & Instrumentality Obligations - 6.7%

Federal Home Loan Bank Variable Rate Notes, 3.024%, 3/20/09 (a)	26,755	26,766,625
Federal Home Loan Bank Variable Rate Notes, 2.413%, 8/13/09 (a)	28,100	28,100,000
Federal Home Loan Bank Variable Rate Notes, 2.393%, 8/14/09 (a)	41,500	41,496,392
Freddie Mac Discount Notes, 2.07%, 12/15/08 (b)	75,000	74,676,563
Freddie Mac Discount Notes, 2.13%, 12/30/08 (b)	40,000	39,787,000
Freddie Mac Variable Rate Notes, 3.076%, 9/25/09 (a)	74,975	74,953,315
Freddie Mac Variable Rate Notes, 3.639%, 9/28/09 (a)	45,300	45,288,864

Total U.S. Government Agency & Instrumentality Obligations		331,068,759

Repurchase Agreements - 7.9%

Barclays Capital Inc., purchased on 9/30/08 to yield 2.25% to 10/01/08,
repurchase price of $250,015,625 collateralized by Fannie Mae 5% due 4/01/38	250,000	250,000,000
Deutsche Bank Securities Inc., purchased on 9/30/08 to yield 2% to
10/01/08, repurchase price of $141,802,878 collateralized by Freddie Mac
5% to 5.25% due 7/18/11 to 2/16/17 and Fannie Mae 5% due 10/15/11	141,795	141,795,000

Total Repurchase Agreements		391,795,000

Total Investments (Cost - $4,956,444,817*) - 99.8%		4,956,444,817
Other Assets Less Liabilities - 0.2%		10,793,565

Net Assets - 100.0%		$ 4,967,238,382

* Cost for federal income tax purposes.

(a)	Variable rate security. Rate is as of report date.

(b)	The interest rates shown reflect the discount rates at the time of purchase.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(d)	Restricted securities as to resale, representing 4.0% of net assets were as follows:

	Acquisition
Issue	Date	Cost	Value

Genworth Life Insurance Co., 2.917%, 10/10/08	9/10/07	$ 25,000,000	$ 25,000,000
Genworth Life Insurance Co., 2.646%, 12/01/08	12/03/07	20,000,000	20,000,000
Jackson National Life Insurance Co., 2.986%, 5/01/09	5/01/08	86,000,000	86,000,000
Metropolitan Life Insurance Co., 2.686%, 4/01/09	4/01/08	20,000,000	20,000,000
New York Life Insurance Co., 2.998%, 4/13/09	4/11/08	48,830,000	48,830,000

Total		$ 199,830,000	$ 199,830,000

Merrill Lynch Ready Assets Trust

Schedule of Investments September 30, 2008 (Unaudited)

Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market- corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities

Level 1	-
Level 2	$4,956,444,817
Level 3	-

Total	$4,956,444,817

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Ready Assets Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
Merrill Lynch Ready Assets Trust

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
Merrill Lynch Ready Assets Trust

Date: November 24, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Merrill Lynch Ready Assets Trust

Date: November 24, 2008